SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT for the three and nine months ended September 30, 2020 and 2019.

	Three Months Ended September 30, 2020
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total
	(in millions)
Consolidated Net Income (Loss)						$(932)
Less: Consolidated Income tax benefit (expenses)						15
Consolidated Income (loss) before taxes						(947)
Less: Financial Services
Financial Services Net income						56
Financial Services income taxes						24
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations						63
Foreign exchanges (gains) losses, net						17
Finance and non-service components of Pension and other post-employment benefit costs(1)						(29)
Adjustments for the following Industrial Activities items:
Restructuring expenses	2	3	1	1	—	7
Nikola investment fair value adjustment	—	—	—	—	1,207	1,207
Adjusted EBIT of Industrial Activities	$274	$(24)	$(7)	$60	$(65)	$238
(1)In the three months ended September 30, 2020, this item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.

	Nine Months Ended September 30, 2020
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total
	(in millions)
Consolidated Net Income (Loss)						$(625)
Less: Consolidated Income tax benefit (expenses)						78
Consolidated Income (loss) before taxes						(703)
Less: Financial Services
Financial Services Net income						189
Financial Services income taxes						74
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations						181
Foreign exchanges (gains) losses, net						22
Finance and non-service components of Pension and other post-employment benefit costs(1)						(85)
Adjustments for the following Industrial Activities items:
Restructuring expenses	9	5	4	1	—	19
Goodwill impairment change	—	—	—	—	585	585
Other discrete items(2)	176	72	289	—	7	544
Nikola investment fair value adjustment	—	—	—	—	(268)	(268)
Adjusted EBIT of Industrial Activities	$501	$(194)	$(219)	$123	$(179)	$32
(1)In the nine months ended September 30, 2020, this item includes the pre-tax gain of $90 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.
(2)In the nine months ended September 30, 2020, this item mainly includes impairment of intangible and other long-lived assets and other optimization charges.

	Three Months Ended September 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total
	(in millions)
Consolidated Net Income						$643
Less: Consolidated Income tax benefit (expenses)						486
Consolidated Income before taxes						157
Less: Financial Services
Financial Services Net income						82
Financial Services income taxes						34
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations						62
Foreign exchanges (gains) losses, net						19
Finance and non-service components of Pension and other post-employment benefit costs(1)						(16)
Adjustments for the following Industrial Activities items:
Restructuring expenses	9	18	9	5	—	41
Other discrete items(2)	—	—	135	—	2	137
Adjusted EBIT of Industrial Activities	$152	$10	$70	$81	$(29)	$284
(1)In the three months ended September 30, 2019, this item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.
(2)In the three months ended September 30, 2019, this item mainly included other asset optimization charges for $135 million due to actions included in the “Transform2Win” strategy.

	Nine Months Ended September 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total
	(in millions)
Consolidated Net Income						$1,334
Less: Consolidated Income tax benefit (expenses)						261
Consolidated Income before taxes						1,073
Less: Financial Services
Financial Services Net income						268
Financial Services income taxes						101
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations						181
Foreign exchanges (gains) losses, net						39
Finance and non-service components of Pension and other post-employment benefit costs(1)						(47)
Adjustments for the following Industrial Activities items:
Restructuring expenses	27	22	20	5	1	75
Other discrete items(2)	—	—	135	—	2	137
Adjusted EBIT of Industrial Activities	$661	$48	$221	$279	$120	$1,089
(1)In the nine months ended September 30, 2019, this item includes the pre-tax gain of $90 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.
(2)In the nine months ended September 30, 2019, this item mainly included other asset optimization charges for $135 million due to actions included in the “Transform2Win” strategy.